Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders’ Equity [Abstract]
Stockholders’ Equity
9.	Stockholders’ Equity

The Company is authorized to issue is 71,000,000 shares, of which 1,000,000 shares are designated as Class A common stock, with a par value of $0.0001 per share, 20.000,000 shares are designated as Class B common stock, with a par value of $0.0001 per share, and 50,000,000 shares are designated as preferred stock, with a par value of $0.0001 per share (the “Preferred Stock”).

Each outstanding share of Class A common stock is entitled to vote on each matter on which the stockholders of the Company is entitled to vote, and each holder of Class A common stock is entitled to one (1) vote for each share of Class A common stock held by such holder.

Each outstanding share of Class B common stock is entitled to vote on each matter on which the stockholders of the Company is entitled to vote, and each holder of Class B common stock is entitled to twenty-five (25) votes for each share of Class B common stock held by such holder. Each Class B common stock is convertible to 1/100th of 1 share of Class A common stock.

All shares of Class A common stock and Class B common stock (collectively “common stock”) will be identical and will entitle the holders thereof to the same rights and privileges, except as otherwise provided above.

On November 15, 2022, the companies amended the consulting agreement with Alchemy Advisory, LLC until June 30, 2023. The contract amendment stipulates an additional fee of $40,000 as well as 833 restricted shares of the Company’s Class A common stock. The Company recorded the $72,084 fair value of the common stock with $0 and $36,042 expensed during the three months ended March 31, 2024 and 2023, respectively. The Company will amortize the cost of the common stock issued over the life of the agreement.

On November 15, 2022, the Company entered into a consulting agreement with 662 Capital LLC until June 30, 2023. The contract stipulates the Company will issue 417 restricted shares of the Company’s Class A common stock for services rendered. The Company recorded the $144,168 fair value of the common stock with $0 and $72,804 expensed during the three months ended March 31, 2024 and 2023, respectively. The Company will amortize the cost of the common stock issued over the life of the agreement.

Convertible Series A Preferred Stock

On June 30, 2023, the Company amended its articles of incorporation by the filing of a certificate of designation for the Series A Preferred Stock. One million shares of the Series A Preferred Stock are authorized under the Series A Certificate of Designation, with each having a stated value of $1,000.00 per share, with a par value of $0.0001. The Series A Preferred Stock earns a dividend rate equal to 12% of the stated rate per annum, which such dividend may be payable either in cash or in-kind at the sole option of the Company.

Holders of shares of the Series A Preferred Stock are entitled to a liquidation preference in the event of any dissolution, liquidation or winding up of the Company equal to the stated value plus any accrued and unpaid dividends on such stock. Holders of shares of Series A Preferred Stock are also entitled to convert such shares at any time and from time, at the option of such holder, into a number of shares of Class A common stock equal to the stated value divided by a conversion price. The conversion price is equal to 60% of the dollar volume-weighted average price for shares for the Company’s Class A common stock for the three trading days immediately preceding the date of the conversion. However, the conversion price can never be less than 50% of the per-share price for shares of Class A common stock during the Company’s initial public offering. For any conversion during the Company’s initial three days of market trading, the conversion price will be equal to 60% of the price for the Company’s underwritten initial public offering.

On November 7, 2023, the Company amended its article of incorporation to increase the total authorized preferred stock by 2,000,000 shares.

The conversion price of the convertible series A preferred stock to be no less than $1.00 per share, as adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction conducted after the date of the series A preferred stock amendment.

The holders of the Series A Preferred Stock have the right to vote on all matters submitted to a vote of shareholders on an as-if-converted basis together with the holders of shares of the Company’s Class A and Class B common stock, voting together as a single class.

On June 30, 2023, the Company issued 442.458 shares of Series A Preferred Stock to the holders of the Bridge Notes in exchange for the Bridge Notes (the “Exchange”).

In connection with the Exchange, the Company also issued warrants (the “New Warrants”) to purchase additional shares of Class A common stock. The New Warrants were issued in exchange for the existing warrants held by the former Bridge Note holders. The exercise price of the shares to be issued pursuant to the New Warrants is the price of the shares of Class A common stock to be issued in this offering. The number of shares to be issued upon exercise of the New Warrants is equal to the quotient of 75% of the outstanding Series A Preferred Stock value divided by the exercise price. Also, in connection with the Exchange, the Company entered into new registration rights agreements (the “New Registration Rights Agreements”) with each of holders, pursuant to which the Company has agreed to register the public resale of the shares of Class A common stock issuable upon conversion of the Series A Preferred Stock and upon exercise of the under the New Warrants. The New Registration Rights Agreements supersede in their entirety the prior registration rights agreements with the former senior secured lenders. If Company did not close the initial public offering on or before September 1, 2023, the Exchange Agreements would have been deemed rescinded, and the former Bridge Notes would have been deemed reinstated. As the offering was outside the control of the Company the Company did not recognize the full extinguishment of the Bridge Notes until the IPO was completed on August 31, 2023. The Company recognized a beneficial conversion feature of $2,567,866 for the issuance of the Series A Preferred Stock on the date of the IPO due to the $4 (pre-Reverse Split) offering price related to the IPO being known as of that date.

8.	Stockholders’ Equity

The Company is authorized to issue 71,000,000 shares, of which 1,000,000 shares are designated as Class A common stock, with a par value of $0.0001 per share (the “Class A Common Stock”), 20,000,000 shares are designated as Class B common stock, with a par value of $0.0001 per share (the “Class B Common Stock”), and 50,000,000 shares are designated as Preferred Stock, with a par value of $0.0001 per share (the “Preferred Stock”).

Each outstanding share of Class A Common Stock is entitled to vote on each matter on which the stockholders of the Company is entitled to vote, and each holder of Class A Common Stock is entitled to one (1) vote for each share of Class A Common Stock held by such holder.

Each outstanding share of Class B Common Stock is entitled to vote on each matter on which the stockholders of the Company is entitled to vote, and each holder of Class B Common Stock is entitled to twenty-five (25) votes for each share of Class B Common Stock held by such holder.

All shares of Class A Common Stock and Class B Common Stock (collectively “Common Stock”) will be identical and will entitle the holders thereof to the same rights and privileges, except as otherwise provided above.

On November 15, 2022, the Company amended the consulting agreement with Alchemy Advisory, LLC until June 30, 2023. The contract amendment stipulates an additional fee of $40,000 as well as 833 restricted shares of the Company’s Class A Common Stock. The Company recorded the $144,168 fair value of the common stock with $108,126 and $36,042 expensed during the years ended December 31, 2023 and 2022, respectively. The Company amortizes the cost of the common stock issued over the life of the agreement.

On November 15, 2022, the Company entered into a consulting agreement with 662 Capital LLC. The contract stipulates the Company will issue 417 restricted shares of the Company’s Class A Common Stock for services rendered. The Company recorded the $72,084 fair value of the common stock with $54,063 and $18,021 expensed during the years ended December 31, 2023 and 2022, respectively. The Company amortizes the cost of the common stock issued over the life of the agreement.

Convertible Series A preferred stock

On June 30, 2023, the Company amended its articles of incorporation by the filing of a certificate of designation for the Series A preferred stock. One million shares of the Series A Preferred stock are authorized under the Series A Certificate of Designation, with each such having a stated value of $10.00 per share, with a par value of $0.0001. The Series A preferred stock earns a dividend rate equal to 12% of the stated rate per annum, which such dividend may be payable either in cash or in-kind at the sole option of the Company.

Holders of shares of the Series A preferred stock are entitled to a liquidation preference in the event of any dissolution, liquidation or winding up of the Company equal to the stated value plus any accrued and unpaid dividends on such stock. Holders of shares of Series A preferred stock are also entitled to convert such shares at any time and from time, at the option of such holder, into a number of shares of Class A common stock equal to the stated value divided by a conversion price. The conversion price is equal to 60% of the dollar volume-weighted average price for shares for the Company’s Class A common stock for the three trading days immediately preceding the date of the conversion. However, the conversion price can never be less than 50% of the per-share price for shares of Class A common stock during the Company’s initial public offering. For any conversion during the Company’s initial three days of market trading, the conversion price will be equal to 60% of the price for the Company’s underwritten initial public offering.

On November 7, 2023, the Company amended its article of incorporation to increase the total authorized preferred stock by 2,000,000 shares and modified the conversion price of the convertible series A preferred stock to be no less than $0.25 per share, as adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction conducted after the date of the series A preferred stock amendment.

The holders of the Series A preferred stock have the right to vote on all matters submitted to a vote of shareholders on an as-if-converted basis together with the holders of shares of the Company’s Class A and Class B common stock, voting together as a single class.

On June 30, 2023, the Company issued 442,458 shares of Series A preferred stock to the holders of the Bridge Notes in exchange for the Bridge Notes (the “Exchange”).

In connection with the Exchange, the Company also issued warrants (the “New Warrants”) to purchase additional shares of Class A common stock. The New Warrants were issued in exchange for the existing warrants held by the former Bridge Note holders. The exercise price of the shares to be issued pursuant to the New Warrants is the price of the shares of Class A common stock to be issued in this offering. The number of shares to be issued upon exercise of the New Warrants is equal to the quotient of 75% of the outstanding Series A preferred stock value divided by the exercise price. Also, in connection with the Exchange, the Company entered into new registration rights agreements (the “New Registration Rights Agreements”) with each of holders, pursuant to which the Company has agreed to register the public resale of the shares of Class A common stock issuable upon conversion of the Series A preferred stock and upon exercise of the under the New Warrants. The New Registration Rights Agreements supersede in their entirety the prior registration rights agreements with the former senior secured lenders. If the Company does not close this offering on or before September 1, 2023, the Exchange Agreements will be deemed rescinded, and the former Bridge Notes will be deemed reinstated. As the offering was outside the control of the Company the Company did not recognize the full extinguishment of the Bridge Notes until the IPO was completed on August 31, 2023.  The Company recognized a beneficial conversion feature of $2,567,866 for the issuance of the Series A preferred stock on the date of the IPO due to the $4 offering price related to the IPO being known as of that date.